Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Purchase obligations	$ 371.7	$ 276.7
Standby Letters of Credit
Commitments and Contingencies
Letters of credit outstanding	$ 2.7	$ 2.7